Transactions with Related Parties	6 Months Ended
Jun. 30, 2018
Transactions with Related Parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 6 - TRANSACTIONS WITH RELATED PARTIES:

“Related Parties” – As defined in IAS 24 – ‘Related Party Disclosures” (hereinafter- “IAS 24”)

Key management personnel of the Company - included together with other entities, in the said definition of “Related Parties” mentioned in IAS 24, include some members of senior management.

a.	Transactions with related parties:

1)	Three month ended		Six month ended		Year ended
	June 30,		June 30,		December 31,
	2018	2017	2018	2017	2017
	Unaudited				Audited
	USD in thousands
Payroll and related expenses to the Chief Executive Officer of the Company*	$91	$160	$195	$237	$478
Compensation to the directors of the Company, all not employed by the Company	$21	$27	$39	$43	$71

*	Includes granted options benefit aggregated to $7 thousand and $2 thousand for the three months period ended June 30, 2018 and 2017, respectively, $14 thousand and $3 thousand for the six months period ended June 30, 2018 and 2017, respectively and $11 thousand for the year ended December 31, 2017.

2)	Indemnification, exemption and insurance for directors and officers of the Company

a.	The Company provides its directors and officers with an obligation for indemnification and exemption.

b.	The Company maintain an active Directors and Officers’ insurance policy. The annual premium of the current policy was $80 thousand, such policy provide a coverage of $12 million with various deductible amounts not exceeding $350 thousand based on the claim geographic region.

b.	Balances with related parties:

	June 30,	December 31,
	2018	2017
	Unaudited	Audited
	USD in thousands
Current liabilities, presented in the balance sheets among “accounts payable and accruals”:
Directors fee	$22	$16
Chief Executive Officer bonus provision	-	56
	$22	$72